Reporting Segments - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) segment item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Segment Reporting Information
Number of reportable segments | segment	7
Allstate Protection
Segment Reporting Information
Premium earned as percentage of consolidated revenues	83.00%
Number of states in which entity operates | item	50
Minimum percentage of premiums to be considered as significant	5.00%
Revenues from external customers generated outside the United States	$ 1,200	$ 1,130	$ 1,080
Allstate Life
Segment Reporting Information
Number of states in which entity operates | item	50
Minimum percentage of premiums to be considered as significant	5.00%
Consumer product protection plans | Service Businesses
Segment Reporting Information
Insurance commissions and fees	$ 503	295	$ 0
Consumer product protection plans | Service Businesses | Non-US
Segment Reporting Information
Insurance commissions and fees	$ 61	$ 35